LEGG MASON CHARLES STREET TRUST, INC.
               (formerly: LM Institutional Fund Advisors II, Inc.)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000



The information under the sub-heading "Directors and Officers" on page 25 of the Statement of Additional Information is replaced in its entirety with the following:

The officers of the Fund are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined by the 1940 Act. The business address of each director and officer is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

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Name, Address, Age                    Position(s) Held with                       Principal Occupation(s)
                                             Fund                                   During Past 5 Years
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

JOHN F. CURLEY, JR.*                  Director                    President and/or Chairman of the Board and Director/Trustee of
[7/24/39]                                                         all Legg Mason retail funds; Retired Vice Chairman and
                                                                  Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.;
                                                                  Formerly: Director of Legg Mason Fund Adviser, Inc. and
                                                                  Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.
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EDMUND J. CASHMAN, Jr. *              Director                    Senior Executive Vice President and Director of Legg Mason,
[8/31/36]                                                         Inc., and Legg Mason Wood Walker, Inc.; Officer and/or
                                                                  Director of various other affiliates of Legg Mason, Inc.; Vice
                                                                  Chairman of the Board and Director of Legg Mason Income Trust,
                                                                  Inc., President and Director of Legg Mason Tax Exempt Trust,
                                                                  Inc., and President and Trustee of Legg Mason Tax-Free Income
                                                                  Funds
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EDWARD A. TABER III*                  Chairman, Director and      President and/or Director/Trustee of all Legg Mason retail
[8/25/43]                             President                   funds except Legg Mason Tax Exempt Trust, Inc.; Senior
                                                                  Executive Vice President of Legg Mason, Inc. and Legg Mason
                                                                  Wood Walker, Incorporated; Chairman and Director of Legg Mason
                                                                  Fund Adviser, Inc.; Director of Legg Mason Funds Management,
                                                                  Inc. and Western Asset Management Company (each a registered investment adviser) Formerly:  Executive Vice President of T.
                                                                  Rowe Price-Fleming International, Inc. (1986-1992) and
                                                                  Director of the Taxable Income Division at T. Rowe Price
                                                                  Associates, Inc. (1973-1992)
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

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RICHARD G. GILMORE                    Director                    Independent Consultant.  Director of CSS Industries, Inc.
[6/9/27]                                                          (diversified holding company whose subsidiaries are engaged in
10310 Tam O' Shanter Place                                        the manufacture and sale of decorative paper products,
Bradenton, Florida  34202                                         business forms, and specialty metal packaging);
                                                                  Director/Trustee of all Legg Mason retail funds.  Formerly:
                                                                  Senior Vice President, Chief Financial Officer and Director of
                                                                  Philadelphia Electric Company (now Exelon Corporation);
                                                                  Executive Vice President and Treasurer, Girard Bank, and Vice
                                                                  President of its parent holding company, the Girard Company;
                                                                  Director of Finance, City of Philadelphia
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ARNOLD L. LEHMAN                      Director                    Director of the Brooklyn Museum of Art; Director/Trustee of
[7/18/44]                                                         all Legg Mason retail funds.  Formerly:  Director of the
The Brooklyn Museum of Art                                        Baltimore Museum of Art
200 Eastern Parkway
Brooklyn, New York  11238
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JILL E. McGOVERN                      Director                    Chief Executive Officer of The Marrow Foundation since 1993.
[8/29/44]                                                         Director/Trustee of all Legg Mason retail funds.  Formerly:
400 Seventh Street NW                                             Executive Director of the Baltimore International Festival
Washington, DC  20008                                             (January 1991-March 1993); and Senior Assistant to the
                                                                  President of The Johns Hopkins University (1986-1990)
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T.A. RODGERS                          Director                    Principal, T.A. Rodgers & Associates (management consulting);
[10/22/34]                                                        Director/Trustee of all Legg Mason retail funds.  Formerly:
2901 Boston Street                                                Director and Vice President of Corporate Development, Polk
Baltimore, Maryland  21202                                        Audio, Inc. (manufacturer of audio components)
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G. PETER O'BRIEN                      Director                    Trustee of Colgate University, Director of Pinnacle Holdings,
[10/13/45]                                                        Inc., Director of Renaissance Capital Greenwich Funds; Vice
118 Riverside Road                                                President of Hill House, Inc.; Director/Trustee of all Legg
Riverside, CT  06878                                              Mason retail funds except Legg Mason Income Trust, Inc. and
                                                                  Legg Mason Tax Exempt Trust, Inc.  Formerly:  Managing
                                                                  Director, Equity Capital Markets Group of Merrill Lynch & Co.
                                                                  (1971-1999)
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NELSON A. DIAZ                        Director                    Partner, Blank Rome Comisky & McCauley LLP (law firm) since
[5/23/47]                                                         1997.  Director/Trustee of all Legg Mason retail funds except
One Logan Square                                                  Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt Trust,
Philadelphia, PA 19103                                            Inc.; Trustee of Temple University and of Philadelphia Museum
                                                                  of Art.  Board member of U.S. Hispanic Leadership Institute,
                                                                  Democratic National Committee, and National Association for
                                                                  Hispanic Elderly.  Formerly:  General Counsel, United States
                                                                  Department of Housing and Urban Development (1993-1997)
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MARIE K. KARPINSKI*                   Vice President and          Vice President and Treasurer of Legg Mason Fund Adviser, Inc.,
[1/1/49]                              Treasurer                   and Vice President and Treasurer of all Legg Mason funds
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

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MARC R. DUFFY*                        Vice President and          Employee of Legg Mason since September 1999 and Vice President
[1/29/58]                             Secretary                   and Secretary of all Legg Mason funds.  Formerly:  Senior
                                                                  Associate, Kirkpatrick & Lockhart LLP (law firm) (1996-1999),
                                                                  Senior Counsel, Securities and Exchange Commission, Division
                                                                  of Investment Management (1989-1995)
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

         Officers and directors of the Fund who are interested persons of the Fund receive no salary or fees from the Fund. Each director who is not an interested person of the fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Fund at December 31 of the previous year.

         On April 2, 2001, the directors and officers of the Fund beneficially owned, in the aggregate, less than 1% of the Fund's outstanding shares.

         The following table provides certain information relating to the compensation of the fund's directors for the fiscal year ended March 31, 2001. None of the Legg Mason funds has any retirement plan for its directors.

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Name of Person and Position          Aggregate
                                  Compensation from         Total Compensation
                                   Batterymarch U.S.          From Each Fund
                                 Small Capitalization        and Fund Complex
                                   Equity Portfolio*        Paid to Directors**
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John F. Curley, Jr.
Director                                  None                    None
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Edmund J. Cashman, Jr.
Director                                  None                    None
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Edward A. Taber III
Chairman, Director and President          None                    None
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Richard G. Gilmore
Director                                  $0                      $44,100
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Arnold L. Lehman                          $0
Director                                                          $44,100
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Jill E. McGovern                          $0
Director                                                          $44,100
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T.A. Rodgers                              $0
Director                                                          $44,100
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G. Peter O' Brien                         $0
Director                                                          $33,300
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Nelson A. Diaz                            $0
Director                                                          $25,200
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Marie K. Karpinski
Vice President and Treasurer              None                    None
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Marc R. Duffy
Vice President and Secretary              None                    None
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

*Each director of the fund was elected by shareholders on April 27, 2001.

**Represents aggregate compensation paid to each director during the calendar year ended December 31, 2000. There are thirteen open-end investment companies in the Legg Mason Complex (with a total of twenty-four funds).


                      THIS SUPPLEMENT IS DATED MAY 16, 2001